Intangible Assets - Aggregate Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 179	$ 174	$ 199
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	28	35	50
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	34	40	38
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	16	21	27
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 101	$ 78	$ 84